S000096481 [Member] Annual Fund Operating Expenses - Baron First Principles ETF - Baron First Principles ETF	Oct. 06, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Component1 Other Expenses	0.77%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.77%

[1]
Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, line of credit expenses, and extraordinary expenses.

[2]	“Other Expenses” have been estimated for the current fiscal year.